SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - Customer Concentration Risk [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Customer A [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	39.00%	48.00%
Customer C [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	17.00%
Customer C [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage	29.00%		18.00%
Customer D [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	12.00%
Customer D [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage	15.00%		16.00%
Customer B [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage		10.00%
Customer B [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage	15.00%		28.00%
Customer E [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage	12.00%		13.00%
Supplier A [Member] | Total Purchases [Member]
Product Information [Line Items]
Concentration risk percentage	13.00%	16.00%
Supplier A [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage	14.00%		19.00%
Supplier B [Member] | Total Purchases [Member]
Product Information [Line Items]
Concentration risk percentage		14.00%
Supplier B [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage	11.00%		15.00%
Supplier C [Member] | Total Purchases [Member]
Product Information [Line Items]
Concentration risk percentage		15.00%
Supplier C [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage			11.00%